Legal, competition and regulatory matters (Narrative) (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions	1 Months Ended						5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) defendant pensionFund	Jun. 30, 2019 CHF (SFr) settlement	May 31, 2019 EUR (€) settlement	May 31, 2021 USD ($)	Jul. 01, 2007 lawsuits	Dec. 31, 2021 GBP (£) plaintiff settlement lawsuits	Dec. 31, 2021 EUR (€) plaintiff settlement lawsuits	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 lawsuits	Dec. 31, 2015 USD ($)	Dec. 31, 2013 GBP (£)	Dec. 31, 2012 USD ($) lawsuits	Dec. 31, 2008 USD ($) agreement	Dec. 31, 2021 USD ($)	Aug. 31, 2020 GBP (£)
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £									£ 177.0		£ 153.0	£ 1,849.0
USD LIBOR cases in MDL court
Disclosure of contingent liabilities [line items]
Number of court approved settlements | settlement									2	2
Sterling LIBOR case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits															2
Foreign exchange investigations | SEC
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | SFr					SFr 27
Foreign exchange investigations | Fines settlement
Disclosure of contingent liabilities [line items]
Number of court approved settlements | settlement					2	2
Losses on litigation settlements | €	€ 54					€ 210
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits									2	2
Metals related civil actions
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | €										€ 50
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought								4	2	2
Number of court approved settlements | settlement									1	1
Number of lawsuits dismissed | settlement									1	1
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases
Disclosure of contingent liabilities [line items]
Losses on litigation settlements				$ 32.5
Number of defendants | defendant				6
Asset-backed debt instruments held				$ 22.0
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases | NEW MEXICO
Disclosure of contingent liabilities [line items]
Number of retirement benefit funds | pensionFund				2
Supranational, Sovereign and Agency Bonds civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits dismissed | lawsuits									1	1
Civil Actions In Respect Of VRDO - Private Plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits									2	2
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits									3	3
Government and agency securities civil actions and related matters | Barclays Capital Inc.
Disclosure of contingent liabilities [line items]
Losses on litigation settlements				$ 87.0
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits									6	6
Number of lawsuits dismissed | lawsuits									3	3
Number of plaintiffs | plaintiff									4,000	4,000
Number of lawsuits subject to appeal | lawsuits									1	1
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits									2	2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Value of damages sought | £									£ 329.0
CFS remediation of ASL loans
Disclosure of contingent liabilities [line items]
Expected reimbursement | £																					£ 37.4
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Value of damages sought | £													£ 181.0
HMRC assessments concerning UK VAT | Barclays UK
Disclosure of contingent liabilities [line items]
Value of damages sought | £													128.0
Barclays Bank PLC | FCA Proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement																			2
Financial penalty warning | £																	£ 50.0
Barclays Bank PLC | USD LIBOR cases in MDL court | Lawsuits with damages sought
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits																		3
Value of damages sought																		$ 100.0
Barclays Bank PLC | USD LIBOR cases in MDL court | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements		$ 7.5					$ 7.1
Barclays Bank PLC | USD LIBOR cases in MDL court | Debt securities class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements							$ 20.0
Barclays Bank PLC | Foreign exchange investigations
Disclosure of contingent liabilities [line items]
Losses on litigation settlements																$ 2,380.0
Barclays Bank PLC | Consolidated FX action | Barclays Capital Inc. | SEC
Disclosure of contingent liabilities [line items]
Losses on litigation settlements														$ 384.0
Barclays Bank PLC | US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Unpaid principal balance at time of sale																				$ 2,100.0
Barclays Bank PLC | Government and agency securities civil actions and related matters
Disclosure of contingent liabilities [line items]
Losses on litigation settlements														$ 5.7
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Value of litigation settlements approved			$ 3.3																$ 298.0
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Value of damages sought | £													£ 53.0